Property, Plant and Equipment	12 Months Ended
Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
Property, Plant and Equipment

	JPY (millions)
Acquisition cost	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2017	¥515,202	¥384,184	¥107,408	¥69,586	¥58,052	¥1,134,432
Additions	19,778	11,327	6,288	63	37,071	74,527
Acquisitions through business combinations	—	—	—	—	—	—
Transfers	15,741	19,184	1,615	72	(37,382)	(770)
Disposals and other decreases	(864)	(8,459)	(9,564)	(77)	(376)	(19,340)
Reclassification to assets held for sale (Note 19)	(1,830)	(2,066)	(276)	(94)	—	(4,266)
Foreign currency translation differences	630	5,020	767	541	626	7,584
Other	(328)	(445)	313	(2)	(307)	(769)
As of March 31, 2018	¥548,329	¥408,745	¥106,551	¥70,089	¥57,684	¥1,191,398
Additions	123,099	12,974	7,374	383	44,564	188,394
Acquisitions through business combinations	267,871	244,277	26,909	46,117	100,724	685,898
Transfers	42,353	9,511	3,055	(11,519)	(55,388)	(11,988)
Disposals and other decreases	(35,073)	(23,933)	(10,132)	(3,397)	(374)	(72,909)
Reclassification to assets held for sale (Note 19)	(2,272)	(167)	(9,784)	(69)	—	(12,292)
Foreign currency translation differences	1,596	(2,611)	(1,271)	125	(3,841)	(6,002)
Other	(4,418)	(1,698)	(624)	2	(809)	(7,547)
As of March 31, 2019	¥941,485	¥647,098	¥122,078	¥101,731	¥142,560	¥1,954,952

Accumulated depreciation and accumulated impairment losses
As of April 1, 2017	¥(222,794)	¥(292,117)	¥(89,197)	¥(361)	¥(2,619)	¥(607,088)
Depreciation expenses	(19,480)	(21,357)	(6,670)	—	—	(47,507)
Impairment losses	(13,620)	(454)	(9)	—	(137)	(14,220)
Transfers	637	5	90	—	—	732
Disposals and other decreases	701	7,126	9,268	—	—	17,095
Reclassification to assets held for sale (Note 19)	525	846	171	—	—	1,542
Foreign currency translation differences	(774)	(3,829)	(533)	(34)	—	(5,170)
Other	106	21	(108)	—	—	19
As of March 31, 2018	¥(254,699)	¥(309,759)	¥(86,988)	¥(395)	¥(2,756)	¥(654,597)
Depreciation expenses	(24,261)	(29,888)	(9,169)	—	—	(63,318)
Impairment losses	(355)	(151)	(72)	—	(43)	(621)
Transfers	(1,269)	374	895	—	—	—
Disposals and other decreases	27,045	23,225	9,953	—	—	60,223
Reclassification to assets held for sale (Note 19)	1,109	168	9,342	—	—	10,619
Foreign currency translation differences	1,203	3,535	831	21	9	5,599
Other	2,249	1,179	246	—	—	3,674
As of March 31, 2019	¥(248,978)	¥(311,317)	¥(74,962)	¥(374)	¥(2,790)	¥(638,421)

	JPY (millions)
Carrying amount	Buildings and structures	Machinery and vehicles	Tools, furniture, and fixtures	Land	Construction in progress	Total
As of April 1, 2017	¥292,408	¥92,067	¥18,211	¥69,225	¥55,433	¥527,344
As of March 31, 2018	293,630	98,986	19,563	69,694	54,928	536,801
As of March 31, 2019	692,507	335,781	47,116	101,357	139,770	1,316,531

Property, plant and equipment includes assets held under finance leases. The carrying amounts of these assets are as follows:

	JPY (millions)
	Buildings and structures	Machinery and vehicles	Tools, furniture and fixtures
As of April 1, 2017	¥61,375	¥2,702	¥494
As of March 31, 2018	55,941	1,523	330
As of March 31, 2019	179,668	1,331	220
Takeda recognized the following impairment losses, which are reflected as follows, in the consolidated statements of income:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Cost of sales	¥(1,079)	¥(365)	¥(35)
Selling, general and administrative expenses	—	—	(354)
Research and development expenses	(678)	—	(41)
Other operating expenses	(4,091)	(13,855)	(191)
Total	¥(5,848)	¥(14,220)	¥(621)

Impairment loss for the year ended March 31, 2017 was primarily due to the impairment of construction in progress relating to construction of a facility that was terminated following the decision to discontinue a product to be manufactured at this facility.
Impairment loss for the year ended March 31, 2018 was related primarily to buildings and structures in research equipment which were deemed as underutilized assets, related to the R&D transformation strategy.
Impairment loss for the year ended March 31, 2019 resulted primarily from facilities for administrative and sales activities in Japan that were divested in the year ended March 31, 2019.
The carrying amounts of the impaired assets were reduced to the recoverable amounts, which were measured at the fair value less costs of disposal using values, such as expected sales amounts. This fair value is classified as Level 3 in the fair value hierarchy.